Trade and Other payables and Other Current Liabilities (Details) - Schedule of Trade and Other Payables and Other Current Liabilities - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables and Other Current Liabilities [Abstract]
Trade payables – third parties		$ 2,596,576	$ 2,060,856
Accrued salaries and bonus		454,218	515,758
Accrued customer claims, cash loss and shortage	[1]	15,044	57,381
Trade and other payables		3,065,838	2,633,995
Output VAT		74,171	118,125
Accrued expenses		389,318	522,059
Payroll payable		1,776,907	979,027
Other payables		168,052	289,494
Deferred revenue		428,839	568,664
Other current liabilities		$ 2,837,287	$ 2,477,369

[1]	Includes a provision for penalty for failure to meet performance indicators as stipulated in certain customer contracts for approximately $7,108 and $11,800 as of June 30, 2023 and 2022, respectively.